INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The partnership’s intangible assets are presented on a cost basis, net of accumulated amortization and accumulated impairment losses in the consolidated balance sheets. These intangible assets primarily represent the trademark assets related to Center Parcs UK.

The trademark assets of Center Parcs UK had a carrying amount of $859 million as of December 31, 2022 (December 31, 2021 - $964 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business model of Center Parcs UK is not subject to technological obsolescence or commercial innovations in any material way. Refer to Note 9, Goodwill for detail on the Center Parcs impairment analysis.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 88

Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired. Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization is recorded as part of depreciation and amortization included in Direct Hospitality Expense. Refer to Note 25, Direct Hospitality Expense.

The following table presents the components of the partnership’s intangible assets as of December 31, 2022 and December 31, 2021:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Cost	$1,017	$1,012
Accumulated amortization	(51)	(48)
Balance, end of year	$966	$964

The following table presents a roll forward of the partnership’s intangible assets December 31, 2022 and December 31, 2021:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Balance, beginning of year	$964	$982
Acquisitions	5	6
Amortization	(8)	(14)
Manager Reorganization(1)	108	—
Foreign currency translation	(103)	(10)
Balance, end of year	$966	$964
(1) See Note 32, Related Parties for further information on the Manager Reorganization.